SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	1 Months Ended	12 Months Ended
	May 31, 2021	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 MYR (RM) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2023 MYR (RM)
Property, Plant and Equipment [Line Items]
Non controlling interests		$ 51,264,407
Net income attributable to non controlling interest		311,497
Cash, FDIC insured amount		60,000				RM 250,000
Cash and cash equivalents		2,524,957		17,778,895
Cash, uninsured Amount		2,032,346		17,428,788
Bad debt allowance		$ 101,947
Deposit original maturities days		91 days	91 days
Long term deposit original maturities days		1 year				1 year
Goodwill, impairment loss		$ 0
Impairment charges		0		0
Revenue from stand-alone selling price		11,740,852		7,194,187	3,166,228
Deferred revenue		393,615
Software development expense		0		0	0
Research and development expenses		$ 294,641		292,579	147,296
Income tax examination		The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.
Income tax penalties and interest expense		$ 0		0	0
Uncertain tax provision		0		0
Advertising expense		107,000	RM 500,000
Service taxes		$ 494,125		$ 262,816	$ 190,972
Anti-dilutive shares | shares		0	0	0	0
Employee contribution plan expenses		$ 119,331		$ 45,121	$ 20,871
One Eighty Holdings Ltd [Member]
Property, Plant and Equipment [Line Items]
Service tax rate		6.00%				6.00%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Charges advertisers service fees		$ 5,000
[custom:PercentageOfRevenueFromCashRebateServices]		0.30%	0.30%
[custom:PercentageOfRemainingRevenueFromCashRebateServices]		10.00%	10.00%
Percentage of service fee	1.50%
Percentage of commission rate	0.15%
Minimum [Member] | Advertising Design and Consultaion Services [Member]
Property, Plant and Equipment [Line Items]
Revenue from stand-alone selling price		$ 2,400
Minimum [Member] | Retail Shoppers [Member]
Property, Plant and Equipment [Line Items]
[custom:PercentageOfRevenueFromCashRebateServices]		48.00%	48.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Charges advertisers service fees		$ 240,000
[custom:PercentageOfRevenueFromCashRebateServices]				99.99%
[custom:PercentageOfRemainingRevenueFromCashRebateServices]		52.00%	52.00%
Percentage of service fee	2.50%
Percentage of commission rate	0.525%
Maximum [Member] | Advertising Design and Consultaion Services [Member]
Property, Plant and Equipment [Line Items]
Revenue from stand-alone selling price		$ 38,000
Maximum [Member] | Retail Shoppers [Member]
Property, Plant and Equipment [Line Items]
[custom:PercentageOfRevenueFromCashRebateServices]		90.00%	90.00%
One Eighty Ltd [Member]
Property, Plant and Equipment [Line Items]
Equity interest, percentage		49.00%		49.00%		49.00%